Intangible Assets (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2016	Dec. 31, 2015
Goodwill
Balance, beginning of period			$ 766
Balance, end of period			766	$ 766
Licenses
Licenses and Franchise Rights
Balance, beginning of period			1,844	1,454
Acquisitions			53	346
Transferred to Assets held for sale			(8)
Divestitures			(1)
Exchanges - Licenses received			25	43
Exchanges - Licenses surrendered			(18)
Other				1
Balance, end of period	$ 1,454		1,895	1,844
Licenses | U.S. Cellular
Licenses and Franchise Rights
Balance, beginning of period			1,838	1,448
Acquisitions			53	346
Transferred to Assets held for sale			(8)
Exchanges - Licenses received			25	43
Exchanges - Licenses surrendered			(18)
Other				1
Balance, end of period	1,448		1,890	1,838
Licenses | TDS Telecom Wireline
Licenses and Franchise Rights
Balance, beginning of period			3	3
Divestitures			(1)
Balance, end of period	3		2	3
Licenses | TDS Telecom Cable
Licenses and Franchise Rights
Balance, beginning of period			3	3
Balance, end of period	3		3	3
Goodwill
Goodwill
Balance, beginning of period			766	771
Divestitures				(5)
Balance, end of period	771		766	766
Goodwill | U.S. Cellular
Goodwill
Balance, beginning of period			227	227
Balance, end of period	227		227	227
Accumulated impairment losses in prior periods	(334)
Goodwill | TDS Telecom Wireline
Goodwill
Balance, beginning of period			409	414
Divestitures				(5)
Balance, end of period	414		409	409
Accumulated impairment losses in prior periods	(29)
Goodwill | TDS Telecom Cable
Goodwill
Balance, beginning of period			95	95
Balance, end of period	95		95	95
Goodwill | TDS Telecom HMS
Goodwill
Balance, beginning of period			35	35
Balance, end of period	35		$ 35	$ 35
Accumulated impairment losses in prior periods	(84)
Loss on impairment		$ (84)
Goodwill | Corporate, Eliminations and Other
Goodwill
Accumulated impairment losses in prior periods	$ (4)